================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-04321

                               -----------------

                    JPMORGAN VALUE OPPORTUNITIES FUND INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

                270 PARK AVENUE, NEW
                      YORK, NY                   10017
               (ADDRESS OF PRINCIPAL           (ZIP CODE)
                 EXECUTIVE OFFICES)

  J.P. MORGAN INVESTMENT MANAGEMENT INC., 270 PARK AVENUE, NEW YORK, NY 10017
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-480-4111

                       DATE OF FISCAL YEAR END: JUNE 30

                       JPMORGAN VALUE OPPORTUNITIES FUND

        DATE OF REPORTING PERIOD: JULY 1, 2013 THROUGH OCTOBER 18, 2013

This will be the final filing for Value Opportunities the fund merged with JPM Large Cap Value Fund on October 18, 2013.

================================================================================

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ITEM 1. PROXY VOTING RECORD

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Investment Company Report
Meeting Date Range: 01-Jul-2013 - 18-Oct-2013
Report Date:07-Jan-2014

JPMorgan Value Opportunities Fund
--------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GOLD INC.                    Agenda Number: 933842230
--------------------------------------------------------------------------------
 Security: 35671D857                                    Meeting Type: Annual
   Ticker: FCX                                          Meeting Date: 16-Jul-13
     ISIN: US35671D8570
--------------------------------------------------------------------------------
Prop.# Proposal                              Proposed   Proposal  For/Against
                                             by         Vote      Management's
                                                                  Recommendation

1      DIRECTOR

       1 RICHARD C. ADKERSON                 Mgmt       For       For

       2 ROBERT J. ALLISON, JR.              Mgmt       For       For

       3 ALAN R. BUCKWALTER, III             Mgmt       For       For

       4 ROBERT A. DAY                       Mgmt       For       For

       5 JAMES C. FLORES                     Mgmt       For       For

       6 GERALD J. FORD                      Mgmt       For       For

       7 THOMAS A. FRY, III                  Mgmt       For       For

       8 H. DEVON GRAHAM, JR.                Mgmt       For       For

       9 CHARLES C. KRULAK                   Mgmt       For       For

       10 BOBBY LEE LACKEY                   Mgmt       For       For

       11 JON C. MADONNA                     Mgmt       For       For

       12 DUSTAN E. MCCOY                    Mgmt       For       For

       13 JAMES R. MOFFETT                   Mgmt       For       For

       14 B.M. RANKIN, JR.                   Mgmt       For       For

       15 STEPHEN H. SIEGELE                 Mgmt       For       For

2      APPROVAL, ON AN ADVISORY BASIS,       Mgmt       Against   Against
       OF THE COMPENSATION OF OUR
       NAMED EXECUTIVE OFFICERS.

3      RATIFICATION OF THE APPOINTMENT       Mgmt       For       For
       OF ERNST & YOUNG LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM.

4      STOCKHOLDER PROPOSAL REGARDING        Shr        Against   For
       THE SELECTION OF A CANDIDATE
       WITH ENVIRONMENTAL EXPERTISE TO
       BE RECOMMENDED FOR ELECTION TO
       THE BOARD OF DIRECTORS.

5      STOCKHOLDER PROPOSAL REGARDING        Shr        Against   For
       THE REQUIREMENT THAT OUR
       CHAIRMAN OF THE BOARD OF
       DIRECTORS BE AN INDEPENDENT
       MEMBER OF THE BOARD OF
       DIRECTORS.

6      STOCKHOLDER PROPOSAL REGARDING        Shr        Against   For
       THE ADOPTION BY THE BOARD OF
       DIRECTORS OF A POLICY ON BOARD
       DIVERSITY.

7      STOCKHOLDER PROPOSAL REGARDING        Shr        Against   For
       THE AMENDMENT OF OUR BYLAWS TO
       PERMIT STOCKHOLDERS HOLDING 15%
       OF OUR OUTSTANDING COMMON STOCK
       TO CALL A SPECIAL MEETING OF
       STOCKHOLDERS.



--------------------------------------------------------------------------------
NOBLE CORPORATION                                      Agenda Number: 933881864
--------------------------------------------------------------------------------
 Security: H5833N103                                    Meeting Type: Special
   Ticker: NE                                           Meeting Date: 11-Oct-13
     ISIN: CH0033347318
--------------------------------------------------------------------------------
Prop.# Proposal                              Proposed   Proposal  For/Against
                                             by         Vote      Management's
                                                                  Recommendation

01     APPROVAL OF THE MERGER                Mgmt       For       For
       AGREEMENT, A COPY OF WHICH IS
       ATTACHED TO THE ACCOMPANYING
       PROXY STATEMENT/PROSPECTUS AS
       ANNEX A.



--------------------------------------------------------------------------------
THE PROCTER & GAMBLE COMPANY                           Agenda Number: 933868525
--------------------------------------------------------------------------------
 Security: 742718109                                    Meeting Type: Annual
   Ticker: PG                                           Meeting Date: 08-Oct-13
     ISIN: US7427181091
--------------------------------------------------------------------------------
Prop.# Proposal                              Proposed   Proposal  For/Against
                                             by         Vote      Management's
                                                                  Recommendation


1A.    ELECTION OF DIRECTOR:                 Mgmt       For       For
       ANGELA F.BRALY

1B.    ELECTION OF DIRECTOR:                 Mgmt       For       For
       KENNETH I.CHENAULT

1C.    ELECTION OF DIRECTOR: SCOTT D.COOK    Mgmt       For       For

1D.    ELECTION OF DIRECTOR:                 Mgmt       For       For
       SUSAN DESMOND-HELLMANN

1E.    ELECTION OF DIRECTOR: A.G. LAFLEY     Mgmt       For       For

1F.    ELECTION OF DIRECTOR:                 Mgmt       For       For
       TERRY J.LUNDGREN

1G.    ELECTION OF DIRECTOR:                 Mgmt       For       For
       W. JAMES MCNERNEY, JR.

1H.    ELECTION OF DIRECTOR:                 Mgmt       For       For
       MARGARET C.WHITMAN

1I.    ELECTION OF DIRECTOR:                 Mgmt       For       For
       MARY AGNES WILDEROTTER

1J.    ELECTION OF DIRECTOR:                 Mgmt       For       For
       PATRICIA A. WOERTZ

1K.    ELECTION OF DIRECTOR:                 Mgmt       For       For
       ERNESTO ZEDILLO

2.     RATIFY APPOINTMENT OF THE             Mgmt       For       For
       INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM

3.     AMEND THE COMPANY'S CODE OF           Mgmt       For       For
       REGULATIONS TO REDUCE CERTAIN
       SUPERMAJORITY VOTING REQUIREMENTS

4.     APPROVE THE 2013 NON-EMPLOYEE         Mgmt       For       For
       DIRECTORS' STOCK PLAN

5.     ADVISORY VOTE ON EXECUTIVE            Mgmt       For       For
       COMPENSATION (THE SAY ON PAY VOTE)


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                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              JPMorgan Value Opportunities Fund Inc.
                          -----------------------------

By (Signature and Title)  /s/ Robert L. Young
                          -----------------------------
                          Robert L. Young,
                          President and Principal
                          Executive Officer

Date                      January 10, 2013
                          -----------------------------